Shareholder Fees	Apr. 28, 2025 USD ($)
Partners Fund Summary | Partners Fund Summary [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Small-Cap Fund Summary | Small-Cap Fund Summary [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
International Fund Summary | International Fund Summary [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Global Fund Summary | Global Fund Summary [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0